          -----------------------------------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                INDIA INVESTMENT
                                   FUND, INC.
          -----------------------------------------------------------






                              FIRST QUARTER REPORT
                                 MARCH 31, 2000
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER





                           MORGAN STANLEY DEAN WITTER
                           INDIA INVESTMENT FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John S.Y. Chu
DIRECTOR

Gerard E. Jones
DIRECTOR

Gerard Lahausse de la Louviere
DIRECTOR

John A. Levin
DIRECTOR

Fergus Reid
DIRECTOR

Samuel T. Reeves
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 2000, the Morgan Stanley Dean Witter India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -6.24% compared to 10.40% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). For the period from the Fund's commencement of operations on February 25, 1994 through March 31, 2000, the Fund's total return, based on net asset value per share, was 52.49% compared to 3.19% for the Index. On March 31, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $13 3/16 , representing a 37.7% discount to the Fund's net asset value per share.

The first quarter of the new millennium was one of the most turbulent quarters that we have seen in the current bull market cycle, with an exceptional level of volatility in the technology, media, telecommunications (TMT) universe. We feel good about being able to come through the first quarter with the Fund still positioned to capture the opportunities being created by the unprecedented technological revolution but also positioned in a way which does not subject the Fund to too much risk or high turnover.

As you are probably only too aware, we are going through an extraordinary phase in the current market cycle as it is distinctly different from the past bull market phases. Never before has the market seen such divergence on a sector-wide basis. In fact, many stocks outside the TMT segment are trading close to their 52-week lows in India. This contradicts the popular notion that a bull market is typically a tide that lifts all boats even though there is usually a group of superior performers.

In such an environment, it is easy to become further drawn to the momentum of the cycle and sharply tilt the Fund in favor of the apparent winning strategy. While we are alert to the fact that the global economy is witnessing a technological revolution, which would obviously benefit companies in the TMT universe, history shows that sentiment tends to become over-extended leading to stretched valuations. We are not sure whether we have reached such a point in this cycle but think it is important to stick to the basic principles of investing.

Our investment philosophy, which has over time held us in good stead through many bull and bear market cycles, is to invest in companies with high return on equity, enterprising managements and sound business models. We have adhered to these basic ground rules when investing in technology companies and find enough strong candidates in the TMT field that meet our criteria. The point here is that exposure to the technology revolution can be gained by holding on to a basic investment philosophy and any dilution of such a strategy is fraught with risk.

Another way of tracking risk is to be conscious of the Fund's position vis-a-vis the Index. On a sector-wide basis, our Fund is roughly in line with index weights. Given the uncertainty surrounding the valuations and of how long the cycle will last, we have decided to have a sector- neutral strategy and yet be very discriminating when it comes to buying the companies in the sectors. Accordingly, our exposure to the TMT universe is around 45 percent, which is line with the Index.

We think it will pay over time to not get carried away by some sort of a herd instinct and still participate in a technological revolution, where India finds itself to be at the frontier. It is also important to recognize that the game of waiting to exit at the right time, i.e. when the market turns sour on technology stocks, is an extremely difficult one and has humbled many a great investor in the past. Bear markets sneak in and don't come widely announced. It all then suggests that the best way to enjoy this extraordinary period is to participate in it but with all the standard risk parameters firmly in place.

Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.*
PRESIDENT AND DIRECTOR

April 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.




--------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

* HAROLD J. SCHAAFF, JR. WAS ELECTED PRESIDENT AND DIRECTOR OF THE FUND ON MARCH 15, 2000. MR. SCHAAFF JOINED MORGAN STANLEY DEAN WITTER IN 1989 AND IS A MANAGING DIRECTOR OF MORGAN STANLEY & CO. INCORPORATED AND MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. HE FORMERLY SERVED AS GENERAL COUNSEL AND SECRETARY OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

Morgan Stanley Dean Witter India Investment Fund, Inc.
Investment Summary as of March 31, 2000 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
HISTORICAL                                                                  TOTAL RETURN (%)
INFORMATION                                     ------------------------------------------------------------------------
                                                    MARKET VALUE (1)       NET ASSET VALUE (2)           INDEX (3)
                                                ----------------------    ---------------------    ---------------------
                                                               AVERAGE                  AVERAGE                  AVERAGE
                                                CUMULATIVE     ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL
                                                ----------     -------    ----------    -------    ----------    -------
                       Fiscal Year to Date       -20.08%          --         -6.24%         --        10.40%         --
                       One Year                   44.52         44.52%       68.36       68.36%       70.95       70.95%
                       Five Year                  25.60          4.66        81.03       12.60        30.18        5.42
                       Since Inception*           -5.06         -0.85        52.49        7.17         3.19        0.52

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                          [GRAPH]




                                                        YEAR ENDED DECEMBER 31,                        THREE MONTHS
                                                                                                          ENDED
                                                                                                        MARCH 31,
                                    1994*       1995       1996       1997       1998       1999           2000
                                   ------      ------     ------     ------     ------     ------     -------------
Net Asset Value Per Share.......   $13.99      $ 8.91     $ 8.81     $ 8.83     $ 9.19     $ 22.59        $ 21.18
Market Value Per Share..........   $11.25      $ 9.13     $ 9.50     $ 8.38     $ 6.75     $ 16.50        $ 13.19
Premium/(Discount)..............   -19.6%        2.5%       7.8%      -5.1%     -26.6%      -27.0%         -37.7%
Capital Gains Distributions.....    $0.17          --         --         --         --          --             --
Fund Total Return (2)...........     0.72%     -36.31%     -1.12%      0.23%      4.08%     145.81%         -6.24%
Index Total Return (3)..........    -7.88%     -31.53%     -6.49%      6.43%    -20.98%      88.41%         10.40%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras.
  *  The Fund commenced operations on February 25, 1994.

Morgan Stanley Dean Witter India Investment Fund, Inc.
Portfolio Summary as of March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                             [CHART]

Equity Securities                            (96.7%)
Short-Term Investments                        (3.3%)

--------------------------------------------------------------------------------
INDUSTRIES

                                             [CHART]

Automobiles                                   (8.8%)
Chemicals                                     (5.7%)
Diversified Telecommunication Services        (4.5%)
Electrical Equipment                          (2.6%)
Food Products                                 (3.6%)
IT Consulting & Services                     (26.9%)
Other                                        (17.7%)
Software                                      (5.1%)
Pharmaceuticals                               (6.1%)
Media                                        (14.9%)
Machinery                                     (4.1%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                                     PERCENT OF
                                                     NET ASSETS
                                                     ----------
 1.  Infosys Technology Ltd.                           26.9%
 2.  Zee Telefilms Ltd.                                14.8
 3.  Hero Honda Motors Ltd.                             5.5
 4.  Software Solution Integrated Ltd.                  2.8
 5.  Global Tele-Systems Ltd.                           2.7
 6.  Tata Tea Ltd.                                      2.7
 7.  Bharat Heavy Electricals Ltd.                      2.6
 8.  Tata Engineering & Locomotive Co. Ltd.             2.6
 9.  Cipla Ltd.                                         2.5
10.  Housing Development Finance Corp., Ltd.            1.9
                                                       ----
                                                       65.0%
                                                       ----
                                                       ----

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
---------
MARCH 31, 2000

                                                                          VALUE
                                                        SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.5%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
AUTO COMPONENTS (1.5%)
   Apollo Tyres Ltd.                                     2,475    U.S.$       7
   Elgi Tyres & Tread Ltd.                             310,100            1,459
   Motherson Sumi Systems Ltd.                           2,350                7
   Motor Industries Co., Ltd.                           39,942            3,377
   MRF Ltd.                                            138,280            4,368
   Rane Brakes & Lining Ltd.                             7,200               15
   Rane Madras Ltd.                                    213,100              393
   S.K.F. Bearings Ltd.                                 55,256              886
                                                                  --------------
                                                                         10,512
                                                                  --------------
--------------------------------------------------------------------------------
AUTOMOBILES (8.8%)
   Hero Honda Motors Ltd.                            1,713,869           38,129
   Patheja Bros. Forgings & Stamp Ltd.                 450,000               --@
   Tata Engineering & Locomotive Ltd.                5,840,887           18,139
   TVS Suzuki Ltd.                                     614,622            4,652
                                                                  --------------
                                                                         60,920
                                                                  --------------
--------------------------------------------------------------------------------
BANKS (1.6%)
   HDFC Bank Ltd.                                    1,557,900            9,147
   State Bank of India Ltd. GDR                        466,457            2,152
                                                                  --------------
                                                                         11,299
                                                                  --------------
--------------------------------------------------------------------------------
CHEMICALS (5.7%)
   Agrevo India Ltd.                                   591,960            5,702
   Asian Paints (India) Ltd.                           546,757            5,329
   Castrol (India) Ltd.                                629,260            4,431
   Coates of India Ltd.                                178,150              531
   Colour-Chem Ltd.                                     64,602            2,063
   ICI India Ltd.                                      402,078            1,245
   Indo Gulf Corp., Ltd.                             5,930,270            5,679
   Monsanto Chemicals of India                          90,000            2,600
   Novartis India Ltd.                                 407,957            8,281
   Reliance Industries Ltd.                                650                5
   Sudarshan Chemicals Ltd.                            234,552              243
   Supreme Industries Ltd.                             832,900            3,343
                                                                  --------------
                                                                         39,452
                                                                  --------------
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
   Marico Industries Ltd.                              283,200            1,624
   Modi Xerox Ltd.                                   1,077,400            2,592
   Tata Donnelley Ltd.                                 293,250            2,153
   Thermax Ltd.                                        514,687              974
                                                                  --------------
                                                                          7,343
                                                                  --------------
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.3%)
   Gujarat Ambuja Cements                              462,861            2,261
                                                                  --------------
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.5%)
   Essel Packaging Ltd.                                368,075            3,546
                                                                  --------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES             (000)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (2.0%)
   Housing Development Finance
      Corp., Ltd.                                    1,398,270    U.S.$  12,905
   ICICI Ltd. - New                                         50               --@
   Sundaram Finance Ltd.                               144,800              392
   Tata Finance Ltd.                                   355,000              728
   UTI Mastergain                                       24,300                7
   UTI-MasterShares Ltd.                                 5,250                2
                                                                  --------------
                                                                         14,034
                                                                  --------------
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
   Global Tele-Systems Ltd.                            364,953           18,495
   Mahanagar Telephone Nigam Ltd.                      508,237            2,739
   Videsh Sanchar Nigam Ltd.                           232,712            9,821
                                                                  --------------
                                                                         31,055
                                                                  --------------
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (0.5%)
   Jyoti Structures Ltd.                               167,700              209
   Tata Power Co., Ltd.                              1,900,966            2,932
                                                                  --------------
                                                                          3,141
                                                                  --------------
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (2.6%)
   Bharat Heavy Electricals Ltd.                     6,338,286           18,172
                                                                  --------------
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(0.3%)
   ITW Signode India Ltd.                            1,077,500            1,674
                                                                  --------------
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.0%)
   Renewable Energy Ltd.                                47,800               --@
                                                                  --------------
--------------------------------------------------------------------------------
FOOD PRODUCTS (3.6%)
   Britannia Industries Ltd.                            12,500              178
   Smithkline Beecham Consumer
      Health Care Ltd.                                 656,468            6,023
   Tata Tea Ltd.                                     2,078,977           18,310
                                                                  --------------
                                                                         24,511
                                                                  --------------
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.0%)
   Bausch & Lomb India Ltd.                                100               --@
                                                                  --------------
--------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE(0.5%)
   EIH Ltd.                                             58,322              191
   Indian Hotels Co., Ltd.                             519,317            2,895
                                                                  --------------
                                                                          3,086
                                                                  --------------
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES(0.5%)
   Carrier Aircon Ltd.                                 242,834              501
   Phillips India Ltd.                                 799,510            1,981
   Samtel Colour Ltd.                                  513,700              727
                                                                  --------------
                                                                          3,209
                                                                  --------------
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.3%)
   India Info.com Private Ltd.                         532,875            2,347
                                                                  --------------
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES (26.9%)
   Infosys Technology Ltd.                             908,570          185,506
                                                                  --------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES             (000)
--------------------------------------------------------------------------------
MACHINERY (4.1%)
   Chicago Pneumatic India Ltd.                        324,940    U.S.$     446
   Cummins India Ltd.                                  454,360            4,158
   Esab India Ltd.                                     564,850              479
   Escorts Ltd.                                        771,111            2,618
   Lakshmi Synthetic Machinery Ltd.                    137,700               28
   Larsen & Toubro Ltd.                                777,500            5,127
   Punjab Tractors Ltd.                                442,570            7,735
   Rand Engine Valves                                  195,700              291
   Revathi-CP Equipment Ltd.                           298,550            1,734
   Shriram Honda Power
      Equipment Ltd.                                   318,330              598
   Sundaram Fasteners Ltd.                             394,550            4,977
                                                                  --------------
                                                                         28,191
                                                                  --------------
--------------------------------------------------------------------------------
MEDIA (14.9%)
   New Delhi Television Ltd.                           333,300            1,032
   ZEE Telefilms Ltd.                                4,345,720          101,865
                                                                  --------------
                                                                        102,897
                                                                  --------------
--------------------------------------------------------------------------------
METALS & MINING (0.0%)
   Tata Iron & Steel Co., Ltd.                             100               --@
                                                                  --------------
--------------------------------------------------------------------------------
PERSONAL PRODUCTS (0.6%)
   Procter & Gamble Hygiene & Health
      Care Ltd.                                         70,191              939
   Reckitt & Coleman of India Ltd.                     697,531            3,363
                                                                  --------------
                                                                          4,302
                                                                  --------------
--------------------------------------------------------------------------------
PHARMACEUTICALS (6.1%)
   Cipla Ltd.                                          667,335           17,157
   Dabur India Ltd.                                    490,591            9,218
   E. Merck (India) Ltd.                               336,125            2,390
   Glaxo India Ltd.                                     35,000              361
   Hoechst Marion Roussel India Ltd.                   268,505            2,864
   Lupin Laboratories Ltd.                             435,890            3,869
   Pfizer Ltd.                                              50                1
   Smithkline Beecham Pharmaceuticals
      (India) Ltd.                                     341,084            1,737
(a)Strides Arcolab Ltd.                                540,000            4,608
   Sun Pharmaceutical Industries Ltd.                    5,400               79
                                                                  --------------
                                                                         42,284
                                                                  --------------
--------------------------------------------------------------------------------
ROAD & RAIL (1.4%)
   Container Corp. of India Ltd.                     2,802,314            9,827
                                                                  --------------
--------------------------------------------------------------------------------
SOFTWARE (5.1%)
   Fujitsu ICIM Ltd.                                   434,265            7,391
   Hughes Software Systems                              88,000            7,100
   Software Solution Integrated Ltd.                   283,400           19,220
   Tata Infotech Ltd.                                  115,575            1,100
                                                                  --------------
                                                                         34,811
                                                                  --------------
--------------------------------------------------------------------------------
SPECIALTY RETAIL (0.7%)
   Titan Industries Ltd.                             2,377,005            4,907
                                                                  --------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES             (000)
--------------------------------------------------------------------------------
TEXTILES & APPAREL (0.6%)
   Bata India Ltd.                                     783,036    U.S.$   1,958
   Delta International                                 570,000               --@
   Madura Coats Ltd.                                   269,550              131
   Mahavir Spinning Mills Ltd.                          10,000               12
   Rajapalayam Mills                                        10               --@
   Shopper Stop                                        444,400            1,631
   Vardhaman Spinning & General Mills Ltd.             332,450              422
                                                                  --------------
                                                                          4,154
                                                                  --------------
--------------------------------------------------------------------------------
TOBACCO(1.8%)
   ITC Ltd.                                            740,151           12,477
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost U.S.$396,096)                                                  665,918
                                                                  --------------
--------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (0.0%)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.0%)
   Garware Plastics & Polyester Ltd.
      16.00%, 5/1/05
      (Cost U.S.$377)                           INR        277              183
                                                                  --------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.2%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.2%)
   Chase Securities, Inc., 5.90%,
      Dated 3/31/00, Due 4/3/00,
      to be repurchased at U.S.$8,531,
      collateralized by U.S.$8,690
      Federal Home Loan, 7.10%,
      due 3/21/02, valued at
      U.S.$8,699 (Cost U.S.$8,527)              U.S.$    8,527            8,527
                                                                  --------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
   CUSTODIAN (2.1%)
   Indian Rupee (Cost U.S.$14,110)              INR    614,779           14,100
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
   (Cost U.S.$419,110)                                 623,583          688,728
                                                                  --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
   Other Assets                                 U.S.$   17,126
   Liabilities                                         (15,491)           1,635
                                                --------------    --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
   Applicable to 32,600,492 issued and
      outstanding U.S.$0.01 par value shares
      (100,000,000 shares authorized)                              U.S.$690,363
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          U.S.$  21.18
                                                                  --------------
--------------------------------------------------------------------------------

    (a) -- 144A Security certain conditions for public sale may exist. @ -- Value is less than U.S.$500.
    GDR -- Global Depositary Receipt


                                      6